Platform Development (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Platform Development
Amortization expense platform development	$ 1,143,673	$ 909,631	$ 3,272,890	$ 2,868,289	$ 3,890,966	$ 2,660,029